Short-term and Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Aggregate Maturities of Long-term Debt	The aggregate maturities of the Group’s long-term debt subsequent to December 31, 2019 are as follows:

RMB
2020	4,444
2021	1,078
2022	26,032
2023	965
2024	940
Thereafter	3,036

36,495

Short-term debt [member]
Statement [LineItems]
Summary of Debt
Short-term debt comprises:

	December 31,
	2018	2019
	RMB	RMB
Loans from banks—unsecured	12,881	15,831
Super short-term commercial papers — unsecured	27,992	19,995
Other loans — unsecured	80	80
Loans from China Telecom Group — unsecured	8,584	6,621

Total short-term debt	49,537	42,527

Long-term debt and payable [member]
Statement [LineItems]
Summary of Debt
Long-term debt comprises:

		December 31,
	Interest rates and final maturity	2018	2019
		RMB	RMB
Bank loans — unsecured
Renminbi denominated (Note (i))	Interest rates ranging from 1.08% to 1.20% per annum with maturities through 2036	8,455	7,738
US Dollars denominated	Interest rates ranging from 1.25% to 2.00% per annum with maturities through 2028	336	288
Euro denominated	Interest rate of 2.30% per annum with maturities through 2032	199	173

		8,990	8,199
Other loans — unsecured
Renminbi denominated		1	1
Medium -term note — un secured (Note(ii))		—	4,995
Loans from China Telecom Group — unsecured
Renminbi denominated (Note ( i ii))		37,000	23,300

Total long-term debt		45,991	36,495
Less: Current portion		(1,139)	(4,444)

Non-current portion		44,852	32,051

Notes:
(i)
The Group obtained long-term RMB denominated government loans with below-market interest rates ranging from 1.08% to 1.20% per annum through banks (the
“Low-interest
Loans”). The Group recognized the
Low-interest
Loans at their fair value on initial recognition, and accreted the discount to profit or loss using the effective interest rate method. The difference between the fair value and face value of the
Low-interest
Loans was recognized as government grants in deferred revenue (Note 23).

(ii)
On January 22, 2019, the Group issued three-year, RMB3,000 denominated medium-term note with annual interest rate of 3.42% per annum, and incurred issuing costs of RMB3. The medium-term note is unsecured and is repayable on January 21, 2022. On March 19, 2019, the Group issued three-year, RMB2,000 denominated medium-term note with annual interest rate of 3.41% per annum and incurred issuing costs of RMB3. The medium-term note is unsecured and is repayable on March 18, 2022.

(iii)
The Group obtained long-term RMB denominated loans with the interest rate of 3.8% per annum from China Telecommunications Corporation on December 25, 2017, which are repayable within 3 to 5 years. The Group partially repaid these loans amounting to RMB3,000 and RMB13,700, respectively, in 2018 and 2019.